Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts receivable
Accounts receivable

Note 3 – Accounts receivable

Accounts receivable consist of the following:

	December 31,	December 31,
	2020	2019
Trade accounts receivable, net	$30,919	$17,339
Other receivables	2,446	996
Transferred to assets held for sale	(4,536)	—
Total trade and other receivables	$28,830	$18,335

As of December 31, 2020, the Company recognized a $494 provision for expected credit losses. No provision was recognized for the year ended December 31, 2019.